GOODWILL AND OTHER INTANGIBLE ASSETS Text (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 20, 2024	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Intangible Assets, Including Goodwill)
Goodwill Additions			$ 526	$ 15
Finite-Lived Intangible Assets, Period Increase (Decrease)			188	50
Foreign exchange translation impact to other intangible assets			(5)		$ 2
Goodwill and Intangible Asset Impairment [Abstract]
Goodwill impairment			0	0	0
Impairment of finite-lived intangible assets			0		0
Impairment of indefinite-lived intangible assets			6	0	0
Business Acquisition
Intangible assets written-off			18	7
Net gain on Divestiture of Business			0	43	0
Proceeds from Divestiture of Businesses			0	50	$ 0
Indefinite-Lived Intangible Assets, Period Increase (Decrease)			(4)
Life Sciences and Diagnostics Markets
Intangible Assets, Including Goodwill)
Goodwill Additions			526	15
Business Acquisition
Goodwill, Transfers		$ 365
Agilent CrossLab
Intangible Assets, Including Goodwill)
Goodwill Additions			0	0
Business Acquisition
Goodwill, Transfers		909
Applied Markets
Intangible Assets, Including Goodwill)
Goodwill Additions			0	0
Business Acquisition
Goodwill, Transfers		$ (1,274)
Purchased technology
Intangible Assets, Including Goodwill)
Finite-Lived Intangible Assets, Period Increase (Decrease)			$ 4
Resolution Bioscience, Inc.
Goodwill and Intangible Asset Impairment [Abstract]
Impairment of finite-lived intangible assets				258
Business Acquisition
Net gain on Divestiture of Business				43
Resolution Bioscience, Inc. | Cost of Product and Services
Goodwill and Intangible Asset Impairment [Abstract]
Impairment of finite-lived intangible assets				$ 249
Business Acquisition
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]				Cost of revenue
Resolution Bioscience, Inc. | Selling, General and Administrative
Goodwill and Intangible Asset Impairment [Abstract]
Impairment of finite-lived intangible assets				$ 9
Business Acquisition
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]				Selling, general and administrative
Acquisition of businesses
Business Acquisition
Purchase price for acquisition				$ 51
BIOVECTRA
Intangible Assets, Including Goodwill)
Goodwill Additions	$ 526
Business Acquisition
Purchase price for acquisition	$ 915